NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Detail) - Restatement of December 31, 2010 (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock	$ 1,131	$ 392
Common stock	1,131	392
Additional paid-in capital	8,862,522	4,900,133
Additional paid-in capital	604,774	604,774
Additional paid-in capital	9,467,296	5,504,907
Deficit accumulated during the development stage	(9,757,198)	(4,419,498)
Deficit accumulated during the development stage	(604,774)	(604,774)
Deficit accumulated during the development stage	(10,361,972)	(5,024,272)
Total Stockholders’ Equity (Deficiency)	(893,545)	481,027
Total Stockholders’ Equity (Deficiency)	$ (893,545)	$ 481,027